Shareholder Report, Average Annual Return (Details) DFD3_Dimensional VA International Value Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional VA International Value Portfolio – Institutional
Average Annual Return, Percent	31.47%	19.36%	9.05%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net div.)
Average Annual Return, Percent	23.59%	12.74%	7.75%
MSCI World ex USA Value Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Value Index (net div.)
Average Annual Return, Percent	29.49%	17.25%	7.84%